Note 6 - Allowance for Loan Losses and Credit Quality Information - Aging of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans past due	$ 1,707	$ 2,464
Current Loans	559,087	470,355
Loans receivable	560,794	472,819
Loans 90 days or more past due and still accruing	0	0
Residential Portfolio Segment [Member]
Loans past due	679	1,419
Current Loans	102,576	89,526
Loans receivable	103,255	90,945
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	299,080	247,353
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Current Loans	153,343	125,376
Loans receivable	153,343	125,376
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	289
Current Loans	145,737	121,688
Loans receivable	145,737	121,977
Loans 90 days or more past due and still accruing	0	0
Consumer Portfolio Segment [Member]
Loans past due	669	711
Current Loans	72,614	63,704
Loans receivable	73,283	64,415
Loans 90 days or more past due and still accruing	0	0
Commercial Portfolio Segment [Member]
Loans receivable	85,176	70,106
Commercial Portfolio Segment [Member] | Transportation Industry Loans [Member]
Loans past due	0	0
Current Loans	10,509	9,349
Loans receivable	10,509	9,349
Loans 90 days or more past due and still accruing	0	0
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Loans past due	359	45
Current Loans	74,308	60,712
Loans receivable	74,667	60,757
Loans 90 days or more past due and still accruing	0	0
Financing Receivables, 30 to 59 Days Past Due [Member]
Loans past due	839	865
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	342	490
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	412	330
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Transportation Industry Loans [Member]
Loans past due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Loans past due	85	45
Financing Receivables, 60 to 89 Days Past Due [Member]
Loans past due	275	681
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	158	130
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	289
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	117	262
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Transportation Industry Loans [Member]
Loans past due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Loans past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans past due	593	918
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	179	799
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	140	119
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Transportation Industry Loans [Member]
Loans past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Loans past due	$ 274	$ 0